Earnings Per Share (Tables)	12 Months Ended
Mar. 31, 2026
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Summary of Earnings Per Share
The following table shows the income and share data used in the basic and diluted earnings per share calculations for the fiscal years ended March 31, 2026, 2025 and 2024.

	For the fiscal year ended March 31,
	2026	2025	2024

	(In millions, except number of shares and per share data)
Basic:
Profit attributable to shareholders of the Company	¥1,137,557	¥478,132	¥873,346
Weighted average number of common stock in issue (in thousands of shares)	3,842,444	3,906,456	3,987,077

Basic earnings per share	¥296.05	¥122.40	¥219.04

Diluted:
Profit attributable to the common shareholders of the Company	¥1,137,557	¥478,132	¥873,346
Impact of dilutive potential ordinary shares issued by subsidiaries and associates	(11)	(6)	—

Net profit used to determine diluted earnings per share	¥1,137,546	¥478,126	¥873,346

Weighted average number of common stock in issue (in thousands of shares)	3,842,444	3,906,456	3,987,077
Adjustments for stock options (in thousands of shares)	766	939	1,160

Weighted average number of common stock for diluted earnings per share (in thousands of shares)	3,843,210	3,907,395	3,988,237

Diluted earnings per share	¥295.99	¥122.36	¥218.98